PROPERTY, PLANT AND EQUIPMENT - Accumulated Depreciation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Gross Carrying Amount
Balance, end of year	$ 273,415
Accumulated Depreciation
Balance, ending	3,227
Property, Plant and Equipment
Gross Carrying Amount
Balance, beginning of year	272,153
Acquisitions of property, plant and equipment	1,262
Balance, end of year	273,415
Accumulated Depreciation
Balance, beginning
Depreciation expenses	(3,227)
Balance, ending	$ (3,227)